Share Capital (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Expected stock price volatility	90%	78%
Risk-free interest rate	2.90%	4.37%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.26	$2.87
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the Option activity for the six month fiscal period ended December 31, 2024:

	Number of options	Weighted average exercise price
Balance at June 30, 2024	9,070,000	$3.43
Options exercised	(450,000)	1.06
Options granted	1,927,246	1.26
Options modified(1)	1,000,000	1.36
Options expired	(900,000)	3.27
Balance at December 31, 2024	10,647,246	$2.80
(1)
On September 1, 2024, 2,000,000 Options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,667 Options vested on September 1, 2024, 666,667 Options will vest on September 1, 2025, and 666,666 Options will vest on September 1, 2026. These Options were designated as a replacement for 1,000,000 Options with an exercise price of $2.97 previously granted on September 25, 2023. The previous and newly issued Options are treated as a modification of the original Options. The Company will recognize share-based compensation expense for any incremental fair value, as determined immediately before the modification, in addition to the grant-date fair value of the original award.

Summary of Stock Options Outstanding and Exercisable

The following table summarizes Options outstanding and exercisable at December 31, 2024:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	1.05	$2.66	800,000	$2.66
$4.78	200,000	1.55	$4.78	200,000	$4.78
$5.93	500,000	0.12	$5.93	500,000	$5.93
$4.94	200,000	2.18	$4.94	200,000	$4.94
$6.52	170,000	2.21	$6.52	170,000	$6.52
$7.45	100,000	2.28	$7.45	100,000	$7.45
$3.77	3,250,000	3.27	$3.77	3,250,000	$3.77
$3.85	200,000	3.39	$3.85	200,000	$3.85
$2.97	750,000	3.73	$2.97	416,666	$2.97
$1.07	100,000	4.29	$1.07	25,000	$1.07
$1.13	1,063,394	4.61	$1.13	—	$1.13
$1.36	2,000,000	4.67	$1.36	666,667	$1.36
$1.42	863,852	4.96	$1.42	300,000	$1.42
	10,647,246	3.32	$2.80	7,278,333	$3.43
(1)
Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Summary of RSU and DSU Activity	The following table summarizes the RSU activity for the six month fiscal period ended December 31, 2024:

	Number of RSUs	Weighted average grant date fair value
Balance at June 30, 2024	—	$—
Granted	1,780,614	1.18
Balance at December 31, 2024	1,780,614	$1.18

The following table summarizes the DSU activity for the six month fiscal period ended December 31, 2024:

	Number of DSUs	Weighted average grant date fair value
Balance at June 30, 2024	1,991,004	$3.74
Granted	623,975	1.20
Issued	(189,370)	3.74
Balance at December 31, 2024	2,425,609	$3.09

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award for the periods indicated is as follows:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Options	$1,469	$2,106
RSUs	418	—
DSUs	204	5,831
Total	$2,091	$7,937